Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments

Note 5. Lease Commitments

We lease our laboratory and research facilities and administrative office space in Rutherford, New Jersey under an escalating lease agreement that expires on October 6, 2017. The lease requires monthly rent for 10 years with periodic rent increases that vary from $1 to $2 per square foot of the rented premises per year. The difference between minimum rent and straight-line rent is recorded as deferred rent payable. The terms of the lease require that a $450,000 security deposit for the facility be held in a stand by letter of credit held in favor of the landlord (see Note 7).

We acquired office and scientific equipment under long term leases which have been capitalized at the present value of the minimum lease payments. The equipment under these capital leases had a cost of $49,601 and accumulated depreciation of $16,534, as of December 31, 2012.

Minimum future lease payments under all capital and operating leases as of December 31, 2012 are as follows:

	Capital Leases	Operating Leases	Total
December 31,
2013	$18,275	$560,468	$578,743
2014	7,614	593,351	600,965
2015	—	604,581	604,581
2016	—	567,000	567,000
2017	—	567,001	567,001
Thereafter	—	49,100	49,100

Total minimum lease payments	25,889	$2,941,501	$2,967,390

Less amount representing interest	1,241

Present value of net minimum obligations	24,648
Less current obligation under capital lease	17,158

Long-term obligation under capital lease	$7,490

Rent expense for the years ended December 31, 2012, 2011 and 2010 was $516,173, $517,667, and $546,169, respectively.

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